SHORT TERM DEBT, NET OF DEBT DISCOUNT (Tables)	6 Months Ended
Jun. 30, 2014
Short-term Debt [Abstract]
Unsecured Notes, net debt discount
Unsecured Notes, net debt discount, consist of the following:

	June 30,	December 31,
	2014	2013
Unsecured Convertible Notes	$2,739,271	$1,450,333
Debt discount	(76,147)	(70,063)
	2,663,124	1,380,270
Less long term portion	259,479	103,912
Short term portion	$2,403,645	$1,276,358